Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS

NOTE 4 – INVESTMENTS

As of December 31, 2020 and 2019, the carrying value of our investments in privately held companies totaled $0 and $0, respectively. These investments are accounted for as cost method investments, as we owned less than 20% of the voting securities and do not have the ability to exercise significant influence over operating and financial policies of the entities.

During the year ended December 31, 2017, the Company acquired 23,810 shares of Class A common stock of Hightimes Holding Corp. for $100,002, or $4.20 per share. As a result of a forward share split of 1.9308657-for-1 on January 15, 2018, MassRoots owned 45,974 shares of Class A common stock. The acquired Class A common stock were considered non-marketable securities. The Company incurred an impairment of $65,000 on these shares during the year ended December 31, 2019. The Company sold 45,974 shares of Class A common stock for proceeds of $35,000 during the year ended December 31, 2019.

On July 13, 2017, the Company purchased an unsecured convertible promissory note in the principal amount of $300,000 from CannaRegs, Ltd, a Colorado limited liability company (“CannaRegs”). The note bears interest at a rate of 5% per annum and matures on December 19, 2019. In the event CannaRegs consummates an equity financing in excess of $2,000,000 prior to the maturity date of the note, the outstanding principal and any accrued and unpaid interest automatically converts into equity securities of the same class or series issued by CannaRegs at the lesser of: a) 90% of the price paid per equity security or b) a price reflecting a valuation cap of $4,500,000.

On July 17, 2017, MassRoots converted the note into 430,622 shares of CannaRegs’ common stock. In 2018, CannaRegs re-incorporated as a Delaware C corporation under the name Regs Technology, Inc. (“Regs Technology”), keeping the same capitalization structure and business operations. MassRoots valued its holdings at $0 and $147,876 as of December 31, 2019 and 2018, respectively. The Company recorded an impairment expense of $155,336 on its holdings during 2018 and recorded a $91,931 loss on the sale of investment during the year ended December 31, 2019. The Company sold its shares of Regs Technology for $55,983 during the year ended December 31, 2019. MassRoots owned less than 1% of Regs Technology’s issued and outstanding shares prior to the sale.